Property, plant and equipment - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 6,434	€ 5,344
Property, plant and equipment end of period	6,155	6,434
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	10,694	9,223
Acquisition of CCBPI		1,084
Additions	862	914
Disposals	(442)	(475)
Transfers to assets held for sale	(70)	(28)
Transfers to investment property	(12)	(33)
Transfers and reclassifications	(6)	5
Currency translation adjustments	(359)	4
Property, plant and equipment end of period	10,667	10,694
Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(4,260)	(3,879)
Depreciation expense	(771)	(751)
Disposals	423	455
Impairment		(76)
Transfers to assets held for sale	20	6
Transfers and reclassifications		0
Currency translation adjustments	76	(15)
Property, plant and equipment end of period	(4,512)	(4,260)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,129	657
Property, plant and equipment end of period	1,004	1,129
Land | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,129	657
Acquisition of CCBPI		464
Additions	7	62
Disposals	0	(1)
Transfers to assets held for sale	(25)	(16)
Transfers to investment property	(9)	(33)
Transfers and reclassifications	1	1
Currency translation adjustments	(99)	(5)
Property, plant and equipment end of period	1,004	1,129
Land | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Impairment		0
Transfers to assets held for sale	0	0
Transfers and reclassifications		0
Currency translation adjustments	0	0
Property, plant and equipment end of period	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,699	1,634
Property, plant and equipment end of period	1,686	1,699
Buildings and improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,804	2,586
Acquisition of CCBPI		117
Additions	126	65
Disposals	(33)	(23)
Transfers to assets held for sale	(39)	(12)
Transfers to investment property	(3)	0
Transfers and reclassifications	96	70
Currency translation adjustments	(75)	1
Property, plant and equipment end of period	2,876	2,804
Buildings and improvements | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(1,105)	(952)
Depreciation expense	(149)	(149)
Disposals	28	22
Impairment		(27)
Transfers to assets held for sale	16	6
Transfers and reclassifications		(1)
Currency translation adjustments	20	(4)
Property, plant and equipment end of period	(1,190)	(1,105)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,484	2,042
Property, plant and equipment end of period	2,427	2,484
Machinery, equipment and containers | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	4,575	3,886
Acquisition of CCBPI		446
Additions	215	228
Disposals	(213)	(187)
Transfers to assets held for sale	(6)	0
Transfers to investment property	0	0
Transfers and reclassifications	242	181
Currency translation adjustments	(153)	21
Property, plant and equipment end of period	4,660	4,575
Machinery, equipment and containers | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(2,091)	(1,844)
Depreciation expense	(403)	(396)
Disposals	211	180
Impairment		(31)
Transfers to assets held for sale	4	0
Transfers and reclassifications		17
Currency translation adjustments	46	(17)
Property, plant and equipment end of period	(2,233)	(2,091)
Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	402	370
Property, plant and equipment end of period	417	402
Cold drink equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,177	1,161
Acquisition of CCBPI		7
Additions	113	96
Disposals	(101)	(145)
Transfers to assets held for sale	0	0
Transfers to investment property	0	0
Transfers and reclassifications	32	69
Currency translation adjustments	(17)	(11)
Property, plant and equipment end of period	1,204	1,177
Cold drink equipment | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(775)	(791)
Depreciation expense	(117)	(111)
Disposals	99	140
Impairment		(4)
Transfers to assets held for sale	0	0
Transfers and reclassifications		(14)
Currency translation adjustments	6	5
Property, plant and equipment end of period	(787)	(775)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	218	182
Property, plant and equipment end of period	216	218
Vehicle fleet | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	383	349
Acquisition of CCBPI		5
Additions	83	102
Disposals	(70)	(76)
Transfers to assets held for sale	0	0
Transfers to investment property	0	0
Transfers and reclassifications	3	2
Currency translation adjustments	(2)	1
Property, plant and equipment end of period	397	383
Vehicle fleet | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(165)	(167)
Depreciation expense	(77)	(69)
Disposals	60	71
Impairment		0
Transfers to assets held for sale	0	0
Transfers and reclassifications		0
Currency translation adjustments	1	0
Property, plant and equipment end of period	(181)	(165)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	72	70
Property, plant and equipment end of period	69	72
Furniture and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	184	195
Acquisition of CCBPI		2
Additions	13	12
Disposals	(25)	(43)
Transfers to assets held for sale	0	0
Transfers to investment property	0	0
Transfers and reclassifications	10	19
Currency translation adjustments	(4)	(1)
Property, plant and equipment end of period	178	184
Furniture and office equipment | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(112)	(125)
Depreciation expense	(25)	(26)
Disposals	25	42
Impairment		(2)
Transfers to assets held for sale	0	0
Transfers and reclassifications		(2)
Currency translation adjustments	3	1
Property, plant and equipment end of period	(109)	(112)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	430	389
Property, plant and equipment end of period	336	430
Assets under construction | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	442	389
Acquisition of CCBPI		43
Additions	305	349
Disposals	0	0
Transfers to assets held for sale	0	0
Transfers to investment property	0	0
Transfers and reclassifications	(390)	(337)
Currency translation adjustments	(9)	(2)
Property, plant and equipment end of period	348	442
Assets under construction | Accumulated depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(12)	0
Depreciation expense	0	0
Disposals	0	0
Impairment		(12)
Transfers to assets held for sale	0	0
Transfers and reclassifications		0
Currency translation adjustments	0	0
Property, plant and equipment end of period	€ (12)	€ (12)